Loans - Schedule of Loan Portfolio Segments and Classes (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Real estate loans:
Total loans	$ 329,073	$ 110,516
Deduct:
Deferred loan fees, net	(296)	(124)
Allowance for loan losses	(2,511)	(1,726)	$ (1,718)
Loans, net	326,266	108,666
Real Estate Mortgage Loans [Member]
Real estate loans:
Total loans	284,930	92,345
Deduct:
Allowance for loan losses	(1,354)	(1,409)	(1,417)
Real Estate Mortgage Loans [Member] | One-to Four-Family Residential [Member]
Real estate loans:
Total loans	68,169	51,960
Real Estate Mortgage Loans [Member] | Commercial Real Estate and Multi-Family [Member]
Real estate loans:
Total loans	192,568	32,665
Real Estate Mortgage Loans [Member] | Construction and Land [Member]
Real estate loans:
Total loans	17,570	7,075
Real Estate Mortgage Loans [Member] | Home Equity [Member]
Real estate loans:
Total loans	6,623	645
Commercial Loans [Member]
Real estate loans:
Total loans	41,417	16,773
Deduct:
Allowance for loan losses	(583)	(308)	(208)
Consumer Loans [Member]
Real estate loans:
Total loans	2,726	1,398
Deduct:
Allowance for loan losses	$ (23)	$ (9)	$ (10)